Supplement dated February 26, 2013 to the

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Effective February 27, 2013, the Portfolio Managers of PNC Balanced Allocation Fund listed on page 4 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” are deleted in their entirety and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Mark W. Batty, CFA	-	Portfolio Manager
Andrew D. Harding	12	Managing Director and Chief Investment Officer of Taxable Fixed Income
Gordon A. Johnson	7	Managing Director
Douglas J. Roman, CFA, CMT	3	Managing Director
Ruairi G. O’Neill, CFA	1	Portfolio Manager
Martin C. Schulz, J.D.	14	Managing Director

B.  Effective February 27, 2013, the Portfolio Managers of PNC Large Cap Value Fund listed on page 15 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” are deleted in their entirety and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Douglas J. Roman, CFA, CMT	-	Managing Director and Senior Portfolio Manager
Mark W. Batty, CFA	-	Co-Portfolio Manager
Ruairi G. O’Neill, CFA	-	Co-Portfolio Manager

C.  Effective February 27, 2013, the Portfolio Managers of PNC Mid Cap Value Fund listed on page 18 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” are deleted in their entirety and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Gordon A. Johnson	-	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	-	Senior Analyst
James E. Mineman	-	Senior Portfolio Manager
Peter A. Roy, CFA	-	Senior Analyst
Lisa A. Teter	-	Senior Analyst

D.  Effective February 27, 2013, the section entitled “Portfolio Management Teams” on pages 48-51 of the prospectus, is deleted in its entirety and replaced with the following:

References to the “Adviser” in the portfolio manager descriptions below include the Adviser, the predecessor firm or affiliates.

Balanced Allocation Fund

Name	Business experience
Mark W. Batty, CFA Portfolio Manager	Mr. Batty is responsible for portfolio management and research for the large cap growth and value portion of the Balanced Allocation Fund.

SP-EQAC-22713

Years with the Adviser and affiliated entities: 9 Industry experience: 22 years	Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors.

Andrew D. Harding Managing Director and Chief Investment Officer of Taxable Fixed Income Years with the Adviser: 12 Industry Experience: 31 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Gordon A. Johnson Managing Director Years with the Adviser: 7 Industry experience: 27 years

Mr. Johnson is responsible for portfolio management and equity research for the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

Douglas J. Roman, CFA, CMT Managing Director Years with the Adviser and affiliated entities: 10 Industry experience: 25 years

Mr. Roman is responsible for portfolio management and research for the large cap growth and value portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Ruairi G. O’Neill, CFA Portfolio Manager Years with the Adviser and affiliated entities: 14 Industry Experience: 17

Mr. O’Neill is responsible for portfolio management and research for the large cap value and dividend focus portion of the Balanced Allocation Fund.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing at the company’s international offices in Dublin, Ireland.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 14 Industry experience: 17 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1998.

International Equity Fund

Name	Business experience
Martin C. Schulz, J.D. Managing Director Years with the Adviser: 14 Industry experience: 17 years	Mr. Schulz is responsible for the day-to-day management of the International Growth Component of the International Equity Fund. Mr. Schulz has been with the Adviser since 1998.

Calvin Y. Zhang Senior Analyst/Portfolio Manager Years with the Adviser: 4 Industry experience: 8

Mr. Zhang is responsible for the day-to-day management of the International Growth Component of the International Equity Fund.

Mr. Zhang has been with the Adviser since 2008. Prior to joining the Adviser, from 2004 to 2008, Mr. Zhang was an analyst and portfolio manager with Driehaus Capital Management where he covered China, Taiwan and Korea and helped manage their International Select Portfolio Fund.

Ralph R. Layman, CFA	Mr. Layman is lead portfolio manager for the International Core

Executive Vice President and Chief Investment Officer Emeritus, GEAM Years with GEAM: 21 Industry experience: 33 years	Component of the International Equity Fund.. Mr. Layman joined GEAM in 1991.

Michael J. Solecki, CFA Senior Vice President and Chief Investment Officer — International Equities, GEAM Years with GEAM: 22 Industry experience: 25 years	Mr. Solecki is a portfolio manager for the International Core Component of the International Equity Fund. Mr. Solecki joined GEAM in 1990.

Jonathan L. Passmore Senior Vice President, GEAM Years with GEAM: 11 Industry experience: 37 years	Mr. Passmore is a portfolio manager for the International Core Component of the International Equity Fund. Mr. Passmore joined GEAM in 2001.

Bernard R. Horn, Jr. President and Chief Investment Officer, Polaris Years with Polaris: 17 Industry experience: 32 years	Mr. Horn is responsible for the day-to-day management of the International Value Component of the International Equity Fund. Mr. Horn founded Polaris, sub-adviser of the Fund, in 1995.

Sumanta Biswas, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 10 Industry experience: 16 years	Mr. Biswas is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Biswas joined Polaris in 2002.

Bin Xiao, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 6 Industry Experience: 8	Mr. Xiao is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Xiao joined Polaris in 2006.

Large Cap Core Equity Fund, Large Cap Growth Fund and Large Cap Value Fund

Name	Business experience
Douglas J. Roman, CFA, CMT Managing Director and Senior Portfolio Manager Years with the Adviser and affiliated entities: 10 Industry experience: 25 years

Lead Portfolio Manager responsible for directing the quantitative efforts of the Large Core/Value/Growth Equity Investment Management Team and overseeing the research group.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Mark W. Batty, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 9 Industry experience: 22 years

Co-directs the Large Core/Value/Growth Equity Analyst team and provides research coverage on the Financial Services sector.

Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors.

Ruairi G. O’Neill, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 14 Industry experience: 17 years

Co-directs the Large Core/Value/Growth Equity Analyst team and provides research coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care Services industries.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing, at the company’s international offices in Dublin, Ireland.

Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund and Multi-Factor Small Cap Value Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 7 Industry experience: 18 years

Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc. (“HIM”). Mr. Patel had been with HIM since 1998.

Paul Kleinaitis, CFA Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 25 years

Mr. Kleinaitis is responsible for portfolio management and investment research.

Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager for HIM. Mr. Kleinaitis had been with HIM since 1999.

S&P 500 Index Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 7 Industry experience: 18 years

Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at HIM. Mr. Patel had been with HIM since 1998.

Chen Chen, PhD Senior Analyst Years with the Adviser: 7 Industry experience: 7 years

Ms. Chen is responsible for quantitative research, index strategy research, and structured equity research.

Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the University of Illinois at Chicago pursuing a doctorate in Business Statistics. Ms. Chen earned her doctorate in September 2005.

Mid Cap Value Fund and Small Cap Fund

Name	Business experience
Gordon A. Johnson Managing Director and Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 27 years

Mr. Johnson has overall responsibility for the team’s investment operations.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

M. Jed Ellerbroek, Jr., CFA Senior Analyst Years with the Adviser: 4 Industry experience: 7 years

Mr. Ellerbroek is responsible for providing security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds.

Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at Wachovia Capital Markets.

James E. Mineman Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 18 years

Mr. Mineman is responsible for coordinating the equity research process along with security analysis for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Peter A. Roy, CFA Senior Analyst Years with the Adviser: 7 Industry experience: 12 years

Mr. Roy is responsible for providing security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Mid Cap Value Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 2003. Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.

Lisa A. Teter Senior Analyst Years with the Adviser: 7 Industry experience: 18 years

Ms. Teter is responsible for portfolio management and trading along with security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds is described in the Statement of Additional Information.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated February 26, 2013 to the

PNC Equity Funds Class I Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Effective February 27, 2013, the Portfolio Managers of PNC Balanced Allocation Fund listed on page 4 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” are deleted in their entirety and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Mark W. Batty, CFA	-	Portfolio Manager
Andrew D. Harding	12	Managing Director and Chief Investment Officer of Taxable Fixed Income
Gordon A. Johnson	7	Managing Director
Douglas J. Roman, CFA, CMT	3	Managing Director
Ruairi G. O’Neill, CFA	1	Portfolio Manager
Martin C. Schulz, J.D.	14	Managing Director

B.  Effective February 27, 2013, the Portfolio Managers of PNC Large Cap Value Fund listed on page 13 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” are deleted in their entirety and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Douglas J. Roman, CFA, CMT	-	Managing Director and Senior Portfolio Manager
Mark W. Batty, CFA	-	Co-Portfolio Manager
Ruairi G. O’Neill, CFA	-	Co-Portfolio Manager

C.  Effective February 27, 2013, the Portfolio Managers of PNC Mid Cap Value Fund listed on page 15 of the prospectus under the section entitled “MANAGEMENT OF THE FUND” are deleted in their entirety and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Gordon A. Johnson	-	Managing Director and Senior Portfolio Manager
M. Jed Ellerbroek, Jr., CFA	-	Senior Analyst
James E. Mineman	-	Senior Portfolio Manager
Peter A. Roy, CFA	-	Senior Analyst
Lisa A. Teter	-	Senior Analyst

D.  Effective February 27, 2013, the section entitled “Portfolio Management Teams” on pages 45-48 of the prospectus, is deleted in its entirety and replaced with the following:

References to the “Adviser” in the portfolio manager descriptions below include the Adviser, the predecessor firm or affiliates.

Balanced Allocation Fund

Name	Business experience
Mark W. Batty, CFA Portfolio Manager	Mr. Batty is responsible for portfolio management and research for the large cap growth and value portion of the Balanced Allocation Fund.

SP-EQI-22713

Years with the Adviser and affiliated entities: 9 Industry experience: 22 years	Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors.

Andrew D. Harding Managing Director and Chief Investment Officer of Taxable Fixed Income Years with the Adviser: 12 Industry Experience: 31 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Gordon A. Johnson Managing Director Years with the Adviser: 7 Industry experience: 27 years

Mr. Johnson is responsible for portfolio management and equity research for the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

Douglas J. Roman, CFA, CMT Managing Director Years with the Adviser and affiliated entities: 10 Industry experience: 25 years

Mr. Roman is responsible for portfolio management and research for the large cap growth and value portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Ruairi G. O’Neill, CFA Portfolio Manager Years with the Adviser and affiliated entities: 14 Industry Experience: 17

Mr. O’Neill is responsible for portfolio management and research for the large cap value and dividend focus portion of the Balanced Allocation Fund.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing at the company’s international offices in Dublin, Ireland.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 14 Industry experience: 17 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1998.

International Equity Fund

Name	Business experience
Martin C. Schulz, J.D. Managing Director Years with the Adviser: 14 Industry experience: 17 years	Mr. Schulz is responsible for the day-to-day management of the International Growth Component of the International Equity Fund. Mr. Schulz has been with the Adviser since 1998.

Calvin Y. Zhang Senior Analyst/Portfolio Manager Years with the Adviser: 4 Industry experience: 8

Mr. Zhang is responsible for the day-to-day management of the International Growth Component of the International Equity Fund.

Mr. Zhang has been with the Adviser since 2008. Prior to joining the Adviser, from 2004 to 2008, Mr. Zhang was an analyst and portfolio manager with Driehaus Capital Management where he covered China, Taiwan and Korea and helped manage their International Select Portfolio Fund.

Ralph R. Layman, CFA	Mr. Layman is lead portfolio manager for the International Core

Executive Vice President and Chief Investment Officer Emeritus, GEAM Years with GEAM: 21 Industry experience: 33 years	Component of the International Equity Fund.. Mr. Layman joined GEAM in 1991.

Michael J. Solecki, CFA Senior Vice President and Chief Investment Officer — International Equities, GEAM Years with GEAM: 22 Industry experience: 25 years	Mr. Solecki is a portfolio manager for the International Core Component of the International Equity Fund. Mr. Solecki joined GEAM in 1990.

Jonathan L. Passmore Senior Vice President, GEAM Years with GEAM: 11 Industry experience: 37 years	Mr. Passmore is a portfolio manager for the International Core Component of the International Equity Fund. Mr. Passmore joined GEAM in 2001.

Bernard R. Horn, Jr. President and Chief Investment Officer, Polaris Years with Polaris: 17 Industry experience: 32 years	Mr. Horn is responsible for the day-to-day management of the International Value Component of the International Equity Fund. Mr. Horn founded Polaris, sub-adviser of the Fund, in 1995.

Sumanta Biswas, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 10 Industry experience: 16 years	Mr. Biswas is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Biswas joined Polaris in 2002.

Bin Xiao, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 6 Industry Experience: 8	Mr. Xiao is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Xiao joined Polaris in 2006.

Large Cap Core Equity Fund, Large Cap Growth Fund and Large Cap Value Fund

Name	Business experience
Douglas J. Roman, CFA, CMT Managing Director and Senior Portfolio Manager Years with the Adviser and affiliated entities: 10 Industry experience: 25 years

Lead Portfolio Manager responsible for directing the quantitative efforts of the Large Core/Value/Growth Equity Investment Management Team and overseeing the research group.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Mark W. Batty, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 9 Industry experience: 22 years

Co-directs the Large Core/Value/Growth Equity Analyst team and provides research coverage on the Financial Services sector.

Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors.

Ruairi G. O’Neill, CFA Co-Portfolio Manager Years with the Adviser and affiliated entities: 14 Industry experience: 17 years

Co-directs the Large Core/Value/Growth Equity Analyst team and provides research coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care Services industries.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing, at the company’s international offices in Dublin, Ireland.

Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund and Multi-Factor Small Cap Value Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 7 Industry experience: 18 years

Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc. (“HIM”). Mr. Patel had been with HIM since 1998.

Paul Kleinaitis, CFA Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 25 years

Mr. Kleinaitis is responsible for portfolio management and investment research.

Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager for HIM. Mr. Kleinaitis had been with HIM since 1999.

S&P 500 Index Fund

Name	Business experience
Hitesh C. Patel, PhD Managing Director Years with the Adviser: 7 Industry experience: 18 years

Mr. Patel has overall responsibility for quantitative research and portfolio management.

Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at HIM. Mr. Patel had been with HIM since 1998.

Chen Chen, PhD Senior Analyst Years with the Adviser: 7 Industry experience: 7 years

Ms. Chen is responsible for quantitative research, index strategy research, and structured equity research.

Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the University of Illinois at Chicago pursuing a doctorate in Business Statistics. Ms. Chen earned her doctorate in September 2005.

Mid Cap Value Fund and Small Cap Fund

Name	Business experience
Gordon A. Johnson Managing Director and Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 27 years

Mr. Johnson has overall responsibility for the team’s investment operations.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

M. Jed Ellerbroek, Jr., CFA Senior Analyst Years with the Adviser: 4 Industry experience: 7 years

Mr. Ellerbroek is responsible for providing security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds.

Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at Wachovia Capital Markets.

James E. Mineman Senior Portfolio Manager Years with the Adviser: 7 Industry experience: 18 years

Mr. Mineman is responsible for coordinating the equity research process along with security analysis for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Small Cap Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Peter A. Roy, CFA Senior Analyst Years with the Adviser: 7 Industry experience: 12 years

Mr. Roy is responsible for providing security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds, as well as assisting in the portfolio management of the Mid Cap Value Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 2003. Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.

Lisa A. Teter Senior Analyst Years with the Adviser: 7 Industry experience: 18 years

Ms. Teter is responsible for portfolio management and trading along with security analysis and idea generation to the portfolio management process for the Mid Cap Value and Small Cap Funds.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1994.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds is described in the Statement of Additional Information.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated February 26, 2013 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with the SAI.

A.  Effective November 28, 2012, the Trustees of PNC Funds determined to eliminate the Legal Compliance Committee as a standing committee and instead have any reports by attorneys under Section 307 of the Investment Company Act of 1940 be made to the full Board of Trustees.  As a result, the information regarding Mr. LaPorte on page 87 of the SAI is revised to reflect that he no longer serves as Chairman of the Legal Compliance Committee.  In addition, any references to the Legal Compliance Committee throughout the SAI are deleted in their entirety and replaced with the full Board of Trustees of PNC Funds.

B.  Effective February 27, 2013, Michael E. Santelli, Alex L. Vallecillo and Edward A. Johnson no longer serve as portfolio managers for PNC Large Cap Value Fund, PNC Mid Cap value Fund and the large cap value portion of PNC Balanced Allocation Fund. The information regarding Messrs. Santelli, Vallecillo and Johnson in the tables on page 105 of the SAI under the section entitled “Portfolio Managers — Other Accounts Managed” and on page 110 of the SAI under the section entitled “Ownership of Securities” is deleted in its entirety.

C.  Effective February 27, 2013 Douglas J. Roman, Mark W. Batty and Ruairi O’Neill serve as the portfolio management team for PNC Large Cap Value Fund; Messrs. Roman and O’Neill have also assumed the responsibilities for portfolio management of the large cap value portion of the PNC Balanced Allocation Fund and Mark W. Batty has been added as a member of the portfolio management team for the large cap value portion of the PNC Balanced Allocation Fund; and Gordon A. Johnson, M. Jed Ellerbroek, James E. Mineman, Peter A. Roy and Lisa A. Teter serve as the portfolio management team for PNC Mid Cap Value Fund.

D.  Effective February 27, 2013, the information with respect to Messrs. Roman, Batty, O’Neill, G. Johnson, Ellerbroek, Mineman, Roy and Ms. Teter in the tables beginning on page 101 of the SAI under the section entitled “Portfolio Managers — Other Accounts Managed”, which provides information about funds and accounts, other than the PNC Funds, for which these individuals are primarily responsible for the day to day portfolio management is deleted and replaced in its entirety with the following information which provides such information as of January 31, 2013:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (in millions)
Douglas Roman, CFA, CMT Managing Director of Equity Management, Large Core/Value/Growth Equity Investment Management Team and Balanced Allocation Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	10	30.3	0	0
	Other Accounts:	4,676	4,068.8	0	0

Mark Batty, CFA Co-Portfolio Manager, Large Core/Value/Growth Equity Investment Management Team and Balanced Allocation Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	10	30.3	0	0
	Other Accounts:	4,676	4,068.8	0	0

SP-SAI-0213

Ruairi O’Neill, CFA Co-Portfolio Manager, Large Core/Value/Growth Equity Investment Management Team and Balanced Allocation Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	10	30.3	0	0
	Other Accounts:	4,676	4,068.8	0	0

Gordon A. Johnson Managing Director and Senior Portfolio Manager, Balanced Allocation Management Team and Small Cap Core/Mid Cap Equity Investment Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	1	5.9	0	0
	Other Accounts:	187	194.7	0	0

James E. Mineman Senior Portfolio Manager, Small Cap Core/Mid Cap Equity Investment Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	1	5.9	0	0
	Other Accounts:	187	194.7	0	0

Peter A. Roy, CFA Senior Analyst, Small Cap Core/Mid Cap Equity Investment Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	1	5.9	0	0
	Other Accounts:	187	194.7	0	0

Lisa A. Teter Senior Analyst, Small Cap Core/Mid Cap Equity Investment Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	1	5.9	0	0
	Other Accounts:	187	194.7	0	0

M. Jed Ellerbroek, Jr., CFA Analyst, Small Cap Core/Mid Cap Equity Investment Management Team	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	1	5.9	0	0
	Other Accounts:	187	194.7	0	0

E.  The information regarding the dollar range of shares beneficially owned as of January 31, 2013 by the Portfolio Managers of the PNC Balanced Allocation Fund, PNC Mid Cap Value Fund and PNC Large Cap Value Fund under “Ownership of Securities” on pages 110 of the SAI should be deleted and replaced with the following information:

Balanced Allocation Fund
Andrew D. Harding	None
Mark W. Batty, CFA	None
Gordon A. Johnson	$10,001-$50,000
Douglas Roman, CFA, CMT	None
Martin C. Schulz, J.D.	$1,000-$10,000
Ruairi O’Neill, CFA	None

Large Cap Value Fund
Douglas Roman, CFA, CMT	None
Mark W. Batty, CFA	None
Ruairi O’Neill, CFA	None

Mid Cap Value Fund
Gordon A. Johnson	None
M. Jed Ellerbroek, CFA	None
James E. Mineman	None
Peter A. Roy, CFA	None
Lisa A. Teter	None

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE